INCOME TAXES - Net Loss before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net loss before income tax from PRC operations	¥ (25,325)	¥ (480,479)	¥ (251,302)
Net (loss) gain before income tax from non-PRC operations	(75,921)	5,169	(49,529)
Total net loss before income tax	¥ (101,246)	¥ (475,310)	¥ (300,831)